Madison Funds
Supplement dated June 1, 2016
This Supplement amends the Prospectus of the Madison Funds dated February 29, 2016, as amended May 20, 2016 and May 24, 2016 and the Summary Prospectus for the Mid Cap Fund dated February 29, 2016.
Reduction in Mid Cap Fund Class Y Share Service Fee
Effective June 1, 2016, Madison Asset Management, LLC (the “investment adviser”) agreed to permanently reduce the service fee for the Mid Cap Fund Class Y shares from 0.40% to 0.23%, therefore, the annual fund operating expenses for the Class Y shares are reduced, as reflected in the new fee table and example set forth below.
Mid Cap Fund
Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:
Fees and Expenses:

Shareholder Fees: (fees paid directly from your investment)	Class A	Class B	Class Y	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	4.50%[1]	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class Y	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses	0.4%	0.4%	0.23%[2]	0.02%
Total Annual Fund Operating Expenses	1.4%	2.15%	0.98%	0.77%
1The CDSC is reduced after 12 months and eliminated after six years following purchase.
2 Effective June 1, 2016, the service fee has been permanently reduced on the Class Y shares from 0.40% to 0.23%.
Example:

	Redemption				No Redemption
	A	B	Y	R6	A	B	Y	R6
1 Year	$ 709	$ 668	$ 100	$ 79	$ 709	$ 218	$ 100	$ 79
3 Years	993	1,023	312	246	993	673	312	246
5 Years	1,297	1,354	542	428	1,297	1,154	542	428
10 Years	2,158	2,292	1,201	954	2,158	2,292	1,201	954
Prospectus page 110. Services Agreement. The chart is updated to delete and replace footnote 1, add footnote 5, and the Mid Cap Fund line of the chart is deleted and replaced with the following:

Fund	Service Fee[1]
Mid Cap	0.40%[5]
1The service fees set forth in this table are for all but the Class R6 shares and Class I shares of all Funds, and Class Y shares of the Mid Cap Fund. The service fee for all Class R6 shares is 0.02% annually, for all Class I shares is 0.25% annually, and the Mid Cap Fund Class Y shares is 0.23% annually.
5Effective June 1, 2016, the service fee for the Mid Cap Fund Class Y share class has been permanently reduced to 0.23%.

Please keep this Supplement with your records.

Madison Funds
Supplement dated June 1, 2016
This Supplement amends the Statement of Additional Information of the Madison Funds dated February 29, 2016, as amended May 24, 2016.

Corporate Bond Fund
The “Higher-Risk Securities and Practices Table” on page 22 for the Corporate Bond Fund only is deleted and replaced with the following:

Corporate Bond
Borrowing	30
Repurchase Agreements	*
Securities Lending	33⅓
Short-Term Trading	*
When-Issued Securities; Forward Commitments	25
Shares of Other Investment Companies[1]	10
Non-Investment Grade Securities	20
Foreign Securities	10**
Emerging Market Securities	10**
Illiquid Securities[3]	15
Restricted Securities	15
Mortgage-Back Securities	10***
Futures Contracts[4]	X
Options on Future Contracts[4]	X
Options on Securities, Indices or Currencies	10**
Forward Foreign Currency Exchange Contracts	10**
1 Includes ETFs.
3 Numbers in this row refer to net, rather than total, assets.
4 Financial futures contracts and related options only, including futures, contracts and options on future contracts and on currencies.

Legend
* One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.
** Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis or in an amount that exceeds 5% of fund assets.
*** Excluding government sponsored agency paper.
X An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.
Mid Cap Fund
Effective June 1, 2016, Madison Asset Management, LLC (the “investment adviser”) agreed to permanently reduce the service fee for the Mid Cap Fund Class Y shares from 0.40% to 0.23%.
Under the section entitled “PORTFOLIO MANAGEMENT - Madison Asset Management, LLC – Services Agreement” on page 34, the chart is updated to delete and replace footnote 1, add footnote 10, and the Mid Cap Fund line of the chart is deleted and replaced with the following:

Fund	Service Fee[1]	2015	2014	2013
Mid Cap[4,6]	0.40%[10]	1,064,865	1,218,486	911,601
1 The service fees set forth in this table are for all but the Class R6 shares and Class I shares of all Funds, and Class Y shares of the Mid Cap Fund. The service fee for all Class R6 shares is 0.02% annually, for all Class I shares is 0.25% annually, and Mid Cap Fund Class Y shares is 0.23% annually.
4 Data shown in the table for 2013 represents the service fees paid by the accounting survivor resulting from the April 2013 reorganization of this fund and a corresponding
Madison Mosaic Fund (the "Predecessor Fund"). For all of these funds the accounting survivor in each transaction is the applicable Predecessor Fund.
6 Effective as of the close of business on April 19, 2013, the predecessor to the fund was reorganized into the fund and the fiscal year end of the fund changed to October
31. Data shown in 2013 represents the 10 month period ended October 31.
10 Effective June 1, 2016, the Service Fee for the Class Y shares was permanently reduced from 0.40% to 0.23%.

Please keep this Supplement with your records.